Schedule of Investments (unaudited) March 31, 2021	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 95.6%
BlackRock Advantage Emerging Markets Fund, Class K	47,533	$620,303
Diversified Equity Master Portfolio	$2,803,376	2,803,376
International Tilts Master Portfolio	$831,528	831,528
iShares Developed Real Estate Index Fund, Class K	24,410	255,087
iShares MSCI Canada ETF(b)	4,073	138,686
iShares MSCI EAFE Small-Cap ETF	5,488	394,258
iShares Russell 2000 ETF(b)	255	56,340

		5,099,578

Fixed-Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	$12,267	12,267
iShares Core U.S. Aggregate Bond ETF	330	37,564
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	85	11,054
Master Total Return Portfolio	$9,804	9,804

		70,689

Security	Shares	Value

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)	204,780	$204,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(c)	208,420	208,420

		413,322

Total Investments — 104.6% (Cost: $4,849,256)		5,583,589

Liabilities in Excess of Other Assets — (4.6)%		(246,283)

Net Assets — 100.0%		$5,337,306

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares/ Investment Value Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$578,368	$41,338		$(24,148)		$427	$24,318	$620,303	47,533	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	413,766	—		(208,864	)(a)	—	—	204,902	204,780	83	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	108,621	99,799	(a)	—		—	—	208,420	208,420	—		—
CoreAlpha Bond Master Portfolio	12,681	1,298	(a)	—		98	(1,810)	12,267	$12,267	75		—
Diversified Equity Master Portfolio	2,631,746	317,893	(a)	—		110,129	(256,392)	2,803,376	$2,803,376	5,901		—
International Tilts Master Portfolio	798,753	85,764	(a)	—		41,131	(94,120)	831,528	$831,528	4,681		—
iShares Core U.S. Aggregate Bond ETF	28,247	10,606		—		—	(1,289)	37,564	330	108		—
iShares Developed Real Estate Index Fund, Class K	233,080	7,510		—		—	14,497	255,087	24,410	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,741	—		—		—	(687)	11,054	85	46		—
iShares MSCI Canada ETF	125,611	—		—		—	13,075	138,686	4,073	—		—
iShares MSCI EAFE Small-Cap ETF	329,721	47,706		—		—	16,831	394,258	5,488	277		—
iShares Russell 2000 ETF	72,150	—		(24,838)		7,173	1,855	56,340	255	123		—
Master Total Return Portfolio	10,075	541	(a)	—		(34)	(778)	9,804	$9,804	118		—

						$158,924	$(284,500)	$5,583,589		$11,412		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	06/18/21	$110	$(378)
S&P 500 Micro E-Mini Index	4	06/18/21	79	1,457

				$1,079

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	52,117	USD	41,290	Bank of America N.A.	06/16/21	$185

AUD	63,548	USD	49,605	Bank of America N.A.	06/16/21	(1,322)
EUR	188,091	USD	227,567	Bank of America N.A.	06/16/21	(6,662)
JPY	5,263,620	USD	49,262	Bank of America N.A.	06/16/21	(1,691)

						(9,675)

						$(9,490)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,464,674	$—	$—	$1,464,674

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Fixed-Income Funds	$48,618	$—	$—	$48,618
Money Market Funds	413,322	—	—	413,322

	$1,926,614	$—	$—	1,926,614

Investments Valued at NAV(a)				3,656,975

				$5,583,589

Derivative Financial Instruments(b)
Assets
Equity Contracts	$1,457	$—	$—	$1,457
Foreign Currency Exchange Contracts	—	185	—	185
Liabilities
Equity Contracts	(378)	—	—	(378)
Foreign Currency Exchange Contracts	—	(9,675)	—	(9,675)

	$1,079	$(9,490)	$—	$(8,411)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3